Offerings	Mar. 06, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, $0.0001 par value per share
Amount Registered | shares	483,148
Proposed Maximum Offering Price per Unit	2.54
Maximum Aggregate Offering Price	$ 1,227,195.92
Fee Rate	0.01381%
Amount of Registration Fee	$ 169.46
Offering Note	(1) Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of the Registrant's common stock that become issuable under the Registrant's 2022 Omnibus Equity Incentive Plan (the "2022 Plan") and under the Registrant's Employee Stock Purchase Plan (the "ESPP") in respect of the securities identified in the above table by reason of any stock dividend, stock split, recapitalization, or other similar transaction effected without the Registrant's receipt of consideration that increases the number of the outstanding shares of the Registrant's common stock. In addition, pursuant to Rule 416(c) under the Securities Act, this registration statement also covers an indeterminate amount of interests to be offered or sold pursuant to the employee benefit plan(s) described herein, as these amounts may be adjusted as a result of stock splits, stock dividends, antidilution provisions, and similar transactions. (2) Pursuant to Rules 457(c) and (h) under the Securities Act, the proposed maximum offering price per share and the proposed maximum aggregate offering price are estimated for the purpose of calculating the amount of the registration fee and are based on the average of the high and low sales price, $2.61 and $2.47, respectively, of the Registrant's common stock as reported on the Nasdaq Capital Market on February 27, 2025. (3) Represents an automatic annual increase on January 1, 2026, to the number of shares of the Registrant's common stock reserved for issuance under the 2022 Plan, which annual increase is provided for in the 2022 Plan.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, $0.0001 par value per share
Amount Registered | shares	120,787
Proposed Maximum Offering Price per Unit	2.54
Maximum Aggregate Offering Price	$ 306,798.98
Fee Rate	0.01381%
Amount of Registration Fee	$ 42.37
Offering Note	(1) Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of the Registrant's common stock that become issuable under the Registrant's 2022 Omnibus Equity Incentive Plan (the "2022 Plan") and under the Registrant's Employee Stock Purchase Plan (the "ESPP") in respect of the securities identified in the above table by reason of any stock dividend, stock split, recapitalization, or other similar transaction effected without the Registrant's receipt of consideration that increases the number of the outstanding shares of the Registrant's common stock. In addition, pursuant to Rule 416(c) under the Securities Act, this registration statement also covers an indeterminate amount of interests to be offered or sold pursuant to the employee benefit plan(s) described herein, as these amounts may be adjusted as a result of stock splits, stock dividends, antidilution provisions, and similar transactions. (2) Pursuant to Rules 457(c) and (h) under the Securities Act, the proposed maximum offering price per share and the proposed maximum aggregate offering price are estimated for the purpose of calculating the amount of the registration fee and are based on the average of the high and low sales price, $2.61 and $2.47, respectively, of the Registrant's common stock as reported on the Nasdaq Capital Market on February 27, 2025. (4) Represents an automatic annual increase on January 1, 2026, to the number of shares of the Registrant's common stock reserved for issuance under the ESPP, which annual increase is provided for in the ESPP.